Cover	Apr. 21, 2023
Cover [Abstract]
Entity Registrant Name	All for One Media Corp.
Entity Central Index Key	0001286459
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Apr. 21, 2023
Entity Incorporation State Country Code	UT
Entity File Number	000-55717
Entity Tax Identification Number	81-5006786
Entity Address Address Line 1	236 Sarles Street
Entity Address City Or Town	Mt. Kisco
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10549
City Area Code	914
Local Phone Number	574-6174
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false